Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	August 31 2020 $	August 31 2019 $
Accounts Payable
Trades payable	45,080	31,463
Sales tax payable	—	63,616
Accrued Liabilities
Corporate tax payable	3,834	—
Trades payable	38,006	41,332
Total	86,920	136,411